Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of Plan

NOTE A - DESCRIPTION OF PLAN

The following description of the Benjamin Moore & Co. Deferred Savings and Investment Plan (the “Plan”) provides only general information. The Participants should refer to the Plan document and subsequent amendments for a more complete description of the Plan’s provisions. The Plan is sponsored and administered by Benjamin Moore & Co. (the “Company”). The Company is a wholly-owned subsidiary of Berkshire Hathaway Inc. (the “Parent”). Charles Schwab Bank (“Schwab”) is the appointed trustee (“Trustee”) and Charles Schwab Corporation – Schwab Retirement Plan Services, Inc. is the recordkeeper of the Plan.

General:

The Plan is a safe-harbor plan and permits eligible employees of the Company to participate in the Plan on the first day of the month following the date of hire. Also, the Plan accepts “Roth” after tax contributions and elective deferrals on behalf of participants. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Board of Trustees is responsible for oversight of the Plan. The Investment Committee determines the appropriateness of the Plan’s investment offerings, monitors investment performance and reports to the Plan’s Board of Trustees.

Participants may contribute amounts representing distributions from other qualified plans. The Plan also permits participants to make voluntary elective transfers of their entire account balance to or from this Plan to or from another qualified section 401(k) plan. The plan transfer must be made in connection with a participant’s change in employment status which results in the participant not being entitled to additional allocations under the prior plan.

Investments:

Participants have the option to direct the investment of participant and employer contributions into various investment options offered by the Plan.

Participant accounts:

Each participant’s account is adjusted for the participant’s contribution and allocations of (a) the Company’s contributions and (b) Plan earnings and losses, and charged with an allocation of certain administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Contributions and eligibility:

All employees can voluntarily contribute up to 50 percent of annual compensation, as defined in the Plan document, up to the Internal Revenue Code (“IRC”) maximum allowance. The IRC maximum allowance was $23,500 and $23,000 in 2025 and 2024, respectively. Participants age 50 and older may contribute an additional $7,500 as a catch-up contribution in 2024 and 2023, resulting in a total pre-tax contribution limit of $31,000 and $30,500 for 2025 and 2024, respectively. Effective January 1, 2025, participants between the ages of 60 and 63 before the close of the applicable Plan Year, may contribute an additional $3,750 as a "super" catch-up, resulting in a total pre-tax contribution limit of $34,750 for 2025.

The Plan includes an auto enrollment feature whereby all newly eligible employees shall be automatically enrolled at a deferral rate of 6% within 45 days of their date of hire if they have not voluntarily enrolled prior to that date or affirmatively elected not to participate in the Plan. The Plan also has an escalation provision feature that will increase each year by 1% up to 50% of compensation, unless the participant affirmatively elects not to participate.

All employees can elect to voluntarily make after-tax contributions in an amount up to 50% of the employee’s compensation. The Company will not make any matching contributions on after-tax contributions, and are subjected to IRC maximum allowance amounts, mentioned above.

All employees are permitted to convert pre-tax funds within the Plan to a Roth 401(k) through an In-Plan Roth conversion.

Contributions are matched for 100 percent of the participant-directed contribution, up to 6% of eligible earnings. Matching contributions are funded each pay period. There is an annual 3% special discretionary contribution to be contributed by the Plan Sponsor for wage and hourly employees employed on the last day of the Plan year and on the retirement date for Retirees who retire within the Plan year. The special discretionary contributions are included in Employer contributions receivable and were $1,238,025 and $1,144,990 as of December 31, 2025 and 2024, respectively.

As stated above, the maximum limit on the amount of pre-tax salary deferrals a participant can contribute each year is defined within the IRC. If a participant reaches this limit early in the year, the participant will continue to receive the Company matching contributions; however, it is possible that the participant will not receive the maximum Company match for the year or receive an amount over the maximum Company match. To address these issues, the Company makes an additional “true-up” contribution to all participant accounts that did not receive the full match amount or a match correction to all participants who received an amount over the allowable maximum match.

“True-up” contributions are included in Employer contributions receivable and were $479,944 and $341,587 as of December 31, 2025 and 2024, respectively.

Payment of benefits:

After participants reach age 59-1/2, they may withdraw all or a portion of their participant-directed account balance at any time and for any reason. Prior to age 59-1/2, in-service withdrawals from the Plan are only allowed for unusual financial hardships and must be approved by the Company. While employed, a participant who has been approved by the Plan management for unusual financial hardships, may withdraw all or part of the employee and vested employer contributions, subject to certain restrictions imposed pursuant to the Plan and excise taxes imposed by IRS guidelines. A participant, who is performing service in the military (while on active duty for a period of more than thirty days) may elect an in-service withdrawal of participant deferral amounts provided that the participant does not make elective deferrals to the Plan during the six-month period beginning on the date of such distribution. Termination withdrawals are a result of disability, termination of employment, retirement or death. Once a participant’s employment ends and the participant reaches age 72, the participant must make the required minimum distributions as imposed by IRS guidelines. If a participant remains employed by the Company after reaching age 73, the participant may delay the distribution of their account until retirement.

Distributions are paid directly to an eligible retirement plan specified by the participant (or designated beneficiary) in a direct rollover or to an Individual Retirement Account. Distributions can also be paid in cash, if so elected. In addition, terminated employees with account balances in excess of $7,000 may elect to leave their account balance in the Plan and share in future investment results only.

Under the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”), Plan participants may take a distribution of up to $5,000 as a penalty-free early withdrawal from their retirement plan to help cover expenses related to the adoption or birth of a child. The distribution may be repaid at a later date if the participant so chooses.

Participants who self-certify they have been a victim of domestic abuse shall be permitted to take a withdrawal, without penalty, in an amount up to the lesser of $10,000 (adjusted for cost of living increases) or 50% of the sum of the vested balances in the participant’s account.

Notes receivable from participants:

Participants may borrow from their participant-directed account balance, with a minimum loan amount of $500, up to a maximum equal to the lesser of $50,000 or 50 percent of their account balance. No more than one loan per participant may be outstanding at any time. All loans are evidenced by a promissory note. The loans are secured by the balance in the participant’s account and interest is accrued at the defined prime rate at the beginning of the month that the loan was originated plus one percentage point. Principal plus interest on participant loans is generally repaid in five years in equal installments through payroll deductions each pay period. The maximum term for participant loans used for first-time home purchases is fifteen years. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan Document. When an employee terminates either voluntarily or involuntarily, and have taken a loan from their account balance, the employee must contact Schwab to ensure they pay back the loan in its entirety to avoid tax penalties.

Vesting:

Each participant is fully vested in their account at all times including matching and special discretionary contributions.